As filed with the Securities and Exchange Commission on May 31, 2017

File No. 333-183155

File No. 811-22732

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 38      X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 40      X

(Check the appropriate box)

HORIZON ETF TRUST I

(Exact Name of Registrant as Specified in its Charter)

c/o Horizons ETFs Management (US) LLC

1350 Avenue of the Americas

33rd Floor

New York, New York 10019

(Address of Principal Executive Office)

(212) 205-8300

(Registrant’s Telephone Number)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copies of communications to:

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036-1600

It is proposed that this filing will become effective (check appropriate box)

Immediately upon filing pursuant to paragraph (b)
X	On June 20, 2017 pursuant to paragraph (b)(1)(iii)
60 days after filing pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

           __X__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A for Horizons ETF Trust I (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until June 20, 2017 the effectiveness of Post-Effective Amendment No. 35 (“PEA No. 35”), which was filed with the Commission via EDGAR Accession No. 0000891092-17-002316 on March 24, 2017, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Parts A, B and C of PEA No. 35 are incorporated by reference herein.

PART A—PROSPECTUS

The Prospectus for the Horizons S&P 500 Covered Call ETF is incorporated herein by reference to Part A of PEA No. 35.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Horizons S&P 500 Covered Call ETF is incorporated herein by reference to Part B of PEA No. 35.

PART C—OTHER INFORMATION

The Part C of the Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 35.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, and State of New York, on the 31st day of May, 2017.

Horizons ETF Trust I

By:	/s/ Garrett K. Paolella
Name:	Garrett K. Paolella
Title:	Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following person in the capacities indicated on May 31, 2017.

Signature	Title	Date

/s/ Garrett K. Paolella	Trustee, President, and Chief Executive Officer	May 31, 2017
Garrett K. Paolella

John L. Jacobs*	Trustee	May 31, 2017
John L. Jacobs

Robinson C. Jacobs*	Trustee	May 31, 2017
Robinson C. Jacobs

Mark W. Buckley-Jones*	Trustee	May 31, 2017
Mark W. Buckley-Jones
May 31, 2017
/s/ Christopher W. Roleke	Treasurer
Christopher W. Roleke

*By:	/s/ Garrett K. Paolella
Garrett K. Paolella

Attorney-in-Fact, pursuant to Powers of Attorney filed on August 24, 2015 or February 26, 2016 and incorporated by reference herein